UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08846

Tributary Funds, Inc.
(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC
 1620 Dodge Street
Omaha, Nebraska 68197
(Address of principal executive offices)

Daniel W. Koors
Jackson Fund Services
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and address of agent of service)

Registrant's telephone number, including area code:  (800) 662-4203

Date of fiscal year end:  March 31

Date of reporting period:  April 1, 2010 – June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedules of Investments.

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

SHORT-INTERMEDIATE BOND FUND
PREFERRED STOCK - 0.6%
Financials - 0.6%
550	US Bancorp, 7.19%, Series A (callable at 1,000 beginning on 04/15/11) (b)	$ 403,218

Total Preferred Stock (cost $564,328)		403,218

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 17.8%
$ 601,091	AmeriCredit Automobile Receivables Trust (insured by FSA Assurance), 5.64%, 09/06/13	613,002
600,000	Banc of America Commercial Mortgage Inc. REMIC, 7.38%, 09/15/32 (a)	599,337
146,820	Banc of America Commercial Mortgage Inc. REMIC, 5.00%, 10/10/45	147,195
315,000	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	315,517
890,000	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	956,214
419,190	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 4.32%, 02/13/46	424,137
487,665	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	464,019
471,335	Countrywide Alternative Loan Trust REMIC, 6.00%, 08/25/36 (a)	477,352
858,000	Countrywide Asset-Backed Certificates REMIC, 1.60%, 05/25/37 (a)	40,350
414,674	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	399,579
580,000	First Union National Bank Commercial Mortgage REMIC, 6.67%, 12/12/33	592,636
345,272	Home Equity Asset Trust REMIC, 0.46%, 07/25/37 (a)	330,418
671,000	LB-UBS Commercial Mortgage Trust REMIC, 6.37%, 12/15/28	692,490
850,000	LB-UBS Commercial Mortgage Trust REMIC, 6.30%, 11/15/33	880,508
649,339	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	596,508
508,966	Nationstar Home Equity Loan Trust REMIC, 0.41%, 06/25/37 (a)	491,108
359,015	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	205,146
608,309	Preferred Term Securities XXIV Ltd., 0.84%, 03/22/37 (a) (e) (g)	349,778
512,869	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	509,824
143,603	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	138,246
448,109	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	376,329
708,464	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.), 4.02%, 03/25/33	582,029
701,809	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	661,733
366,924	Structured Asset Securities Corp. REMIC, 5.50%, 07/25/33	371,880
411,468	Triad Auto Receivables Owner Trust (insured by AMBAC Assurance Corp.), 5.31%, 05/13/13	420,760
523,897	Wells Fargo Home Equity Trust REMIC, 0.49%, 07/25/36 (a)	476,098

Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,742,159)		12,112,193

CORPORATE BONDS - 42.0%
Consumer Discretionary - 1.4%
505,000	Comcast Corp., 6.50%, 01/15/15	579,609

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

375,000	Mohawk Industries Inc., 6.88%, 01/15/16	381,563
		961,172
Consumer Staples - 2.6%
423,000	Bottling Group LLC, 4.63%, 11/15/12	457,219
548,000	Kellogg Co., 5.13%, 12/03/12	595,255
335,000	SUPERVALU Inc., 8.00%, 05/01/16	331,649
375,000	Wal-Mart Stores Inc., 5.00%, 04/05/12	401,315
		1,785,438
Energy - 2.8%
615,000	ConocoPhillips, 4.60%, 01/15/15	671,857
460,000	Enterprise Products Operating LLC, 9.75%, 01/31/14	554,986
579,000	Occidental Petroleum Corp., 7.00%, 11/01/13	676,648
		1,903,491
Financials - 21.2%
540,000	ACE INA Holdings Inc., 5.60%, 05/15/15	594,991
585,000	American Express Credit Corp., 7.30%, 08/20/13	662,340
450,000	American Honda Finance Corp., 2.88%, 06/29/11 (a) (e)	459,654
890,000	Bank of New York Mellon, 6.38%, 04/01/12	965,777
600,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	658,863
615,000	Citigroup Inc., 6.50%, 08/19/13	655,084
300,000	Citigroup Inc., 4.75%, 05/19/15	299,841
720,000	General Electric Capital Corp., 0.80%, 09/15/14 (a)	679,380
620,000	Goldman Sachs Group Inc., 6.00%, 05/01/14	666,292
280,000	Hartford Financial Services Group Inc., 4.00%, 03/30/15	274,899
610,000	JPMorgan Chase & Co., 5.75%, 01/02/13	656,070
525,000	KeyBank NA, 3.20%, 06/15/12	549,238
415,000	KeyBank NA, 5.80%, 07/01/14	443,055
410,000	Merrill Lynch & Co. Inc., 5.45%, 02/05/13	430,106
620,000	Metropolitan Life Global Funding I, 5.13%, 04/10/13 (e)	670,574
655,000	Morgan Stanley, 4.75%, 04/01/14	656,124
250,000	National City Corp., 4.00%, 02/01/11	251,874
650,000	PNC Funding Corp., 0.54%, 01/31/14 (a)	627,305
615,000	Pricoa Global Funding I, 5.45%, 06/11/14 (e)	668,638
1,420,000	Regions Bank, 3.25%, 12/09/11	1,471,684
570,000	Regions Financial Corp., 7.25%, 11/10/14	601,314
650,000	State Street Bank & Trust Co., 0.74%, 12/08/15 (a)	621,069
285,000	State Street Capital Trust III, 8.25%, (callable at 100 beginning 03/15/13) (b)	285,399
650,000	Wells Fargo Bank NA, 0.65%, 05/16/16 (a)	596,831
		14,446,402
Health Care - 0.8%
580,000	Medtronic Inc., 1.50%, 04/15/11	576,375

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

Industrials - 1.3%
475,000	Textron Inc., 6.20%, 03/15/15	511,244
350,000	United Technologies Corp., 6.10%, 05/15/12	381,044
		892,288
Information Technology - 3.8%
525,000	CA Inc., 6.13%,12/01/14	580,986
825,000	Cisco Systems Inc., 5.25%, 02/22/11	847,433
300,000	Hewlett-Packard Co., 2.23%, 02/24/11 (a)	303,409
250,000	Hewlett-Packard Co., 2.95%, 08/15/12	259,116
520,000	International Business Machines Corp., 6.50%, 10/15/13	601,279
		2,592,223
Materials - 3.8%
495,000	Dow Chemical Co., 7.60%, 05/15/14	571,657
515,000	Mosaic Co., 7.63%, 12/01/16 (e)	556,221
335,000	Nalco Co., 8.25%, 05/15/17	346,724
480,000	Praxair Inc., 3.95%, 06/01/13	510,544
475,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	576,145
		2,561,291
Telecommunication Services - 0.9%
595,000	AT&T Inc., 7.30%, 11/15/11	643,143

Utilities - 3.4%
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	443,109
416,000	PacifiCorp, 5.45%, 09/15/13	459,904
370,000	Public Service Co. of Colorado, 7.88%, 10/01/12	421,921
575,000	South Carolina Electric & Gas Co., 6.70%, 02/01/11	593,532
380,000	Wisconsin Energy Corp., 6.50%, 04/01/11	395,110
		2,313,576

Total Corporate Bonds (cost $27,385,062)		28,675,399

GOVERNMENT AND AGENCY OBLIGATIONS - 33.8%
Government Securities - 28.6%
Federal Home Loan Bank - 3.7%
1,600,000	Federal Home Loan Bank, 3.50%, 07/16/10 (h)	1,602,218
830,000	Federal Home Loan Bank, 4.50%, 09/16/13 (h)	912,671
		2,514,889
Federal Home Loan Mortgage Corp. - 3.8%
1,500,000	Federal Home Loan Mortgage Corp., 6.88%, 09/15/10 (h)	1,521,071
1,000,000	Federal Home Loan Mortgage Corp., 4.50%, 07/15/13 (h)	1,100,020
		2,621,091

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

Municipals - 1.4%
205,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 3.25%, 11/01/12	209,416
165,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 4.25%, 11/01/14	169,748
550,000	Nebraska Public Power District, Revenue, Series B, 4.14%, 01/01/13	585,096
		964,260
Treasury Inflation Index Securities - 3.1%
697,193	U.S. Treasury Inflation Indexed Note, 3.00%, 07/15/12 (d)	741,694
1,284,457	U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/15 (d)	1,355,905
		2,097,599
U.S. Treasury Securities - 16.6%
5,715,000	U.S. Treasury Note, 1.75%, 11/15/11	5,816,127
1,800,000	U.S. Treasury Note, 2.75%, 10/31/13	1,894,359
3,450,000	U.S. Treasury Note, 2.63%, 12/31/14	3,593,389
		11,303,875
U.S. Government Agency Mortgage-Backed Securities - 5.2%
Federal Home Loan Mortgage Corp. - 2.1%
1,347,013	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 12/15/17	1,399,427

Federal National Mortgage Association - 3.1%
527,855	Federal National Mortgage Association REMIC, 4.00%, 09/25/10	529,186
1,326,815	Federal National Mortgage Association REMIC, 5.50%, 11/25/34	1,384,895
1,483,817	Federal National Mortgage Association REMIC, Interest Only, 5.00%, 03/25/39	225,953
		2,140,034

Total Government and Agency Obligations (cost $22,601,031)		23,041,175

INVESTMENT COMPANIES - 5.1%
Mutual Funds - 5.1%
88,140	Federated Institutional High-Yield Bond Fund (g)	839,090
2,648,188	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.04% (c)	2,648,188

Total Investment Companies (cost $3,398,188)		3,487,278

Total Investments - 99.3% (cost $66,690,768)		67,719,263
Other assets in excess of liabilities - 0.7%		482,205
NET ASSETS - 100%		$ 68,201,468

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

INCOME FUND
PREFERRED STOCK - 0.7%
Financials - 0.7%
580	US Bancorp, 7.19%, Series A (callable at 1,000 beginning on 04/15/11) (b)	$ 425,213

Total Preferred Stock (cost $595,666)		425,213

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 24.2%
$ 1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.35%, 09/10/47 (a)	1,443,326
560,093	Bear Stearns Asset Backed Securities Trust REMIC, 5.00%, 10/25/33	524,081
1,000,000	Bear Stearns Commercial Mortgage Securities REMIC, 5.53%, 09/11/41	1,074,397
828,744	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	778,362
487,665	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	464,019
471,335	Countrywide Alternative Loan Trust REMIC, 6.00%, 08/25/36 (a)	477,352
1,075,000	Countrywide Asset-Backed Certificates REMIC, 1.60%, 05/25/37 (a)	50,554
414,674	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	399,579
413,979	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	413,293
635,000	First Union National Bank Commercial Mortgage REMIC, 6.67%, 12/12/33	648,835
302,403	Home Equity Asset Trust REMIC, 0.46%, 07/25/37 (a)	289,393
925,000	LB-UBS Commercial Mortgage Trust REMIC, 6.37%, 12/15/28	954,625
1,234,000	LB-UBS Commercial Mortgage Trust REMIC, 6.30%, 11/15/33	1,278,291
599,390	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	550,623
388,933	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	222,242
970,831	Preferred Term Securities XXI Ltd., 5.71%, 03/22/38 (a) (e) (g)	67,958
627,468	Preferred Term Securities XXIV Ltd., 0.84%, 03/22/37 (a) (e) (g)	360,794
536,711	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	533,525
709,152	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	682,696
301,864	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	253,510
910,010	Residential Asset Mortgage Products Inc. REMIC (insured by AMBAC Assurance Corp.), 4.02%, 03/25/33	747,606
589,520	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	555,856
403,213	Structured Asset Securities Corp. REMIC, 5.50%, 07/25/33	408,660
727,873	Structured Asset Securities Corp. REMIC, (insured by MBIA Assurance Corp.) 5.30%, 09/25/33	697,349
411,468	Triad Auto Receivables Owner Trust (insured by AMBAC Assurance Corp.), 5.31%, 05/13/13	420,760
314,285	Wells Fargo Home Equity Trust REMIC, 0.49%, 07/25/36 (a)	285,610

Total Non-U.S. Government Agency Asset-Backed Securities (cost $16,053,489)		14,583,296

CORPORATE BONDS - 27.8%
Consumer Discretionary - 1.1%
310,000	Comcast Corp., 6.50%, 01/15/17	355,210

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

325,000	Mohawk Industries Inc., 6.88%, 01/15/16	330,687
		685,897
Consumer Staples - 0.9%
285,000	PepsiCo Inc., 7.90%, 11/01/18	368,493
165,000	SUPERVALU Inc., 8.00%, 05/01/16	163,350
		531,843
Energy - 1.2%
335,000	Enterprise Products Operating LLC, 6.30%, 09/15/17	374,739
270,000	Tosco Corp., 8.13%, 02/15/30	359,888
		734,627
Financials - 15.4%
450,000	American Express Co., 6.80%, 09/01/66 (a)	428,625
350,000	American Honda Finance Corp., 2.88%, 06/29/11 (a) (e)	357,509
325,000	Chubb Corp., 6.80%, 11/15/31	370,555
350,000	Citigroup Inc., 6.50%, 08/19/13	372,812
185,000	Citigroup Inc., 8.50%, 05/22/19	220,543
390,000	General Electric Capital Corp., 0.73%, 01/08/16 (a)	357,256
335,000	Goldman Sachs Capital I, 6.35%, 02/15/34	300,587
335,000	Goldman Sachs Group Inc., 6.25%, 09/01/17	354,573
150,000	Hartford Financial Services Group Inc., 4.00%, 03/30/15	147,266
800,000	John Deere Capital Corp., 2.88%, 06/19/12	831,909
360,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	355,815
900,000	KeyBank NA, 3.20%, 06/15/12	941,550
285,000	KeyBank NA, 5.80%, 07/01/14	304,267
365,000	Merrill Lynch & Co. Inc., 5.00%, 01/15/15	376,164
390,000	Metropolitan Life Global Funding I, 5.13%, 04/10/13 (e)	421,813
350,000	Morgan Stanley, 4.75%, 04/01/14	350,601
375,000	PNC Funding Corp., 0.54%, 01/31/14 (a)	361,907
330,000	Prudential Financial Inc., 7.38%, 06/15/19	382,125
400,000	Regions Bank, 3.25%, 12/09/11	414,559
300,000	Regions Financial Corp., 7.25%, 11/10/14	316,481
375,000	State Street Bank & Trust Co., 0.74%, 12/08/15 (a)	358,309
185,000	State Street Capital Trust III, 8.25%, (callable at 100 beginning 03/15/13) (b)	185,259
453,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (b)	388,448
350,000	Wachovia Bank NA, 6.60%, 01/15/38	380,568
		9,279,501
Industrials - 1.2%
400,000	Pitney Bowes Inc., 5.25%, 01/15/37	404,665
275,000	Textron Inc., 6.20%, 03/15/15	295,983
		700,648
Information Technology - 1.8%
320,000	CA Inc., 6.13%,12/01/14	354,125
300,000	Electronic Data Systems Corp., 6.00%, 08/01/13	338,264

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

300,000	International Business Machines Corp., 7.00%, 10/30/25	377,180
		1,069,569
Materials - 2.5%
305,000	Dow Chemical Co., 8.55%, 05/15/19	373,354
290,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	314,722
270,000	Mosaic Co., 7.63%, 12/01/16 (e)	291,611
165,000	Nalco Co., 8.25%, 05/15/17	170,775
295,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	357,816
		1,508,278
Telecommunication Services - 0.6%
320,000	AT&T Inc., 5.50%, 02/01/18	353,868

Utilities - 3.1%
315,000	Alabama Power Co., 5.50%, 10/15/17	357,235
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	443,109
590,000	Laclede Gas Co., 6.50%, 11/15/10	599,901
80,000	Laclede Gas Co., 6.50%, 10/15/12	87,457
350,000	PacifiCorp, 5.50%, 01/15/19	394,254
		1,881,956

Total Corporate Bonds (cost $15,943,724)		16,746,187

GOVERNMENT AND AGENCY OBLIGATIONS - 44.2%
Government Securities - 18.6%
Federal National Mortgage Association - 1.5%
650,000	Federal National Mortgage Association, 5.00%, 02/16/12 (h)	695,245
200,000	Federal National Mortgage Association, 5.38%, 06/12/17 (h)	233,034
		928,279
Municipals - 2.3%
335,000	Nebraska Public Power District, Series B, RB, 4.85%, 01/01/14	357,656
225,000	New York City, New York, Water Finance Authority & Sewer Revenue, RB, 5.72%, 06/15/42	231,277
215,000	State of Connecticut, Public Improvements, 4.95%, 12/01/20	231,830
215,000	State of Connecticut, Public Improvements, 5.63%, 12/01/29	233,389
350,000	University of Nebraska, Series B, RB, 5.70%, 07/01/29	354,806
		1,408,958
Treasury Inflation Index Securities - 3.2%
1,145,004	U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (d)	1,228,554
639,708	U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19 (d)	698,082
		1,926,636
U.S. Treasury Securities - 11.6%
4,010,000	U.S. Treasury Bond, 4.38%, 11/15/39	4,328,919
2,380,000	U.S. Treasury Note, 2.63%, 12/31/14	2,478,918

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

185,000	U.S. Treasury Note, 4.75%, 08/15/17	213,892
		7,021,729
U.S. Government Agency Mortgage-Backed Securities - 25.6%
Federal Home Loan Mortgage Corp. - 16.5%
2,160,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 01/15/17	2,243,113
1,090,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	1,173,934
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,331,219
2,040,000	Federal Home Loan Mortgage Corp. REMIC, 5.00%, 04/15/28	2,132,380
2,030,000	Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/29	2,143,509
890,000	Federal Home Loan Mortgage Corp. REMIC, 5.50%, 08/15/29	917,462
		9,941,617
Federal National Mortgage Association - 9.1%
527,416	Federal National Mortgage Association, 5.50%, 11/01/16	570,969
141,975	Federal National Mortgage Association, 4.50%, 12/01/18	151,641
945,061	Federal National Mortgage Association, 7.50%, 08/01/22	1,069,224
275,813	Federal National Mortgage Association, 5.00%, 08/01/34	293,502
418,511	Federal National Mortgage Association, 5.50%, 08/01/37	449,926
1,315,000	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	1,378,230
624,106	Federal National Mortgage Association REMIC, 5.00%, 07/25/19	618,626
592,094	Federal National Mortgage Association REMIC, 5.50%, 12/25/32	611,543
2,201,956	Federal National Mortgage Association REMIC, Interest Only Strips, 4.50%, 03/25/38	322,693
		5,466,354

Total Government and Agency Obligations (cost $24,830,780)		26,693,573

INVESTMENT COMPANIES - 2.6%
Mutual Funds - 2.6%
88,140	Federated Institutional High-Yield Bond Fund (g)	839,090
493,901	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.04% (c)	493,901
2,800	iShares iBoxx High Yield Corporate Bond Fund	237,720

Total Investment Companies (cost $1,480,701)		1,570,711

Total Investments - 99.5% (cost $58,904,360)		60,018,980
Other assets in excess of liabilities - 0.5%		312,826
NET ASSETS - 100%		$ 60,331,806

BALANCED FUND
COMMON STOCKS - 59.2%
Consumer Discretionary - 8.3%
10,000	Aeropostale Inc. (i)	$ 286,400
5,000	BorgWarner Inc. (i)	186,700
15,000	Chico's FAS Inc.	148,200

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

2,000	Chipotle Mexican Grill Inc. - Class A (i)	273,620
8,600	Comcast Corp. - Class A	149,382
3,000	DeVry Inc.	157,470
7,000	GameStop Corp. - Class A (i)	131,530
5,000	Guess? Inc.	156,200
4,500	McDonald's Corp.	296,415
2,500	NetFlix Inc. (i)	271,625
4,000	Nordstrom Inc.	128,760
6,600	Tempur-Pedic International Inc. (i)	202,950
		2,389,252
Consumer Staples - 6.0%
7,500	Avon Products Inc.	198,750
4,000	Church & Dwight Co. Inc.	250,840
4,000	Colgate-Palmolive Co.	315,040
10,000	Flowers Foods Inc.	244,300
6,000	Herbalife Ltd.	276,300
7,000	Kraft Foods Inc. - Class A	196,000
4,300	Ralcorp Holdings Inc. (i)	235,640
		1,716,870
Energy - 5.4%
3,800	Apache Corp.	319,922
3,500	Noble Energy Inc.	211,155
4,400	Occidental Petroleum Corp.	339,460
6,000	Peabody Energy Corp.	234,780
4,300	Schlumberger Ltd.	237,962
11,000	Williams Cos. Inc.	201,080
		1,544,359
Financials - 5.4%
6,000	ACE Ltd.	308,880
3,700	Affiliated Managers Group Inc. (i)	224,849
5,000	AFLAC Inc.	213,350
6,000	Credit Acceptance Corp. (i)	292,620
7,000	HCC Insurance Holdings Inc.	173,320
5,600	JPMorgan Chase & Co.	205,016
3,000	Stifel Financial Corp. (i)	130,170
		1,548,205
Health Care - 9.5%
6,000	Abbott Laboratories	280,680
4,500	Biogen Idec Inc. (i)	213,525
5,000	Catalyst Health Solutions Inc. (i)	172,500
3,000	Cerner Corp. (i)	227,670
4,500	Hospira Inc. (i)	258,525
4,000	Johnson & Johnson	236,240
3,000	Medco Health Solutions Inc. (i)	165,240

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

9,000	PSS World Medical Inc. (i)	190,350
5,000	Stryker Corp.	250,300
4,000	Thermo Fisher Scientific Inc. (i)	196,200
7,000	Valeant Pharmaceutical International (i)	366,030
5,000	West Pharmaceutical Services Inc.	182,450
		2,739,710
Industrials - 6.5%
3,500	3M Co.	276,465
6,000	AGCO Corp. (i)	161,820
2,000	Alliant Techsystems Inc. (i)	124,120
5,000	Emerson Electric Co.	218,450
3,700	Joy Global Inc.	185,333
3,000	L-3 Communications Holdings Inc.	212,520
3,800	Norfolk Southern Corp.	201,590
8,000	Pall Corp.	274,960
4,000	Roper Industries Inc.	223,840
		1,879,098
Information Technology - 12.9%
8,000	Adobe Systems Inc. (i)	211,440
10,000	Akamai Technologies Inc. (i)	405,700
12,500	Cisco Systems Inc. (i)	266,375
5,000	Citrix Systems Inc. (i)	211,150
6,500	Cognizant Technology Solutions Corp. (i)	325,390
7,000	Comtech Telecommunications Corp. (i)	209,510
10,000	Diodes Inc. (i)	158,700
3,000	Equinix Inc. (i)	243,660
3,000	Factset Research Systems Inc.	200,970
5,500	Hewlett-Packard Co.	238,040
14,000	Intel Corp.	272,300
700	MasterCard Inc.	139,671
12,000	SRA International Inc. - Class A (i)	236,040
10,000	Tessera Technologies Inc. (i)	160,500
10,000	Texas Instruments Inc.	232,800
20,000	Zoran Corp. (i)	190,800
		3,703,046
Materials - 3.7%
3,000	Agrium Inc.	146,820
15,000	Calgon Carbon Corp. (i)	198,600
2,000	Potash Corp. of Saskatchewan Inc.	172,480
3,200	Praxair Inc.	243,168

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

6,000	Sigma-Aldrich Corp.	298,980
		1,060,048
Telecommunication Services - 0.7%
15,000	Partner Communications Co. Ltd. - ADR	228,900

Utilities - 0.8%
5,400	PG&E Corp.	221,940

Total Common Stocks (cost $13,946,330)		17,031,428

CORPORATE BONDS - 18.8%
Consumer Discretionary - 1.9%
$ 500,000	Home Depot Inc., 5.40%, 03/01/16	556,507

Consumer Staples - 1.1%
300,000	WM Wrigley Jr. Co., 2.45%, 06/28/12 (e)	300,486

Financials - 15.0%
400,000	American Express Credit Co., 5.88%, 05/02/13	437,652
500,000	Bank of America NA, 6.00%, 06/15/16	527,456
500,000	Commonwealth Bank of Australia, 5.00%, 04/13/20 (e) (f)	526,705
400,000	Goldman Sachs Group Inc., 3.63%, 08/01/12	407,482
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (e)	526,468
500,000	KeyCorp, 6.50%, 05/14/13	546,936
500,000	Regions Bank, 7.50%, 05/15/18	507,596
300,000	Vornado Realty Trust, 4.25%, 04/01/15	298,233
500,000	Wachovia Corp., 5.25%, 08/01/14	529,493
		4,308,021
Industrials - 0.8%
250,000	Masco Corp., 7.13%, 03/15/20	242,746

Total Corporate Bonds (cost $5,089,875)		5,407,760

GOVERNMENT AND AGENCY OBLIGATIONS - 17.1%
Government Securities - 17.1%
Municipals - 14.9%
250,000	Aurora Illinois, Series A, GO, 4.25%, 12/30/17	256,688
250,000	City of Industry California, Sales Tax Revenue, RB, 7.00%, 01/01/21	259,740
300,000	County of St. Charles Missouri (Insured by MBIA Insurance Corp), Sales Tax Revenue, RB, 5.16%, 10/01/20	307,968
190,000	Denver City & County Board of Water Commission, Water Revenue Series A, 5.00%, 12/15/19	194,986
325,000	Douglas County School District Nevada, Series A, Public School Fund Guaranteed, 5.09%, 04/01/20	336,703
100,000	Florida State Board of Education, Lottery Revenue, 5.19%, 07/01/19	105,111
265,000	Hamden Connecticut, Series B, GO, 5.38%, 08/15/22	274,153

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

195,000	Kansas Development Finance Authority, Kansas Project Revenue, Series N, 5.20%, 11/01/19	198,541
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	312,786
200,000	New Orleans, Louisiana, Public Improvements, Series A, 7.20%, 12/01/19	210,380
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	214,141
200,000	Parker Colorado, Series A, 5.30%, COP, 11/01/18	206,302
200,000	Reeves County Texas, Correctional Facilities, 7.40%, 12/01/17	201,722
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	206,404
350,000	State of California, University Revenue Bonds, 5.45%, 11/01/22	362,968
250,000	State of Colorado, COP, 5.42%, 09/15/20	258,035
280,000	Tulsa Airports Improvement Trust, Airport & Marina Revenue, Series B, RB, 6.50%, 06/01/21	288,974
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	102,528
		4,298,130
Treasury Inflation Index Securities - 2.2%
604,890	U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (d)	619,398

Total Government and Agency Obligations (cost $4,769,767)		4,917,528

INVESTMENT COMPANY - 4.3%
Mutual Funds - 4.3%
1,241,364	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.04% (c)	1,241,364

Total Investment Company (cost $1,241,364)		1,241,364

Total Investments - 99.4% (cost $25,047,336)		28,598,080
Other assets in excess of liabilities - 0.6%		162,099
NET ASSETS - 100%		$ 28,760,179

CORE EQUITY FUND
COMMON STOCKS - 96.7%
Consumer Discretionary - 7.4%
131,100	Comcast Corp. - Class A	$ 2,277,207
52,300	Home Depot Inc.	1,468,061
71,550	McGraw-Hill Cos. Inc.	2,013,417
29,000	Mohawk Industries Inc. (i)	1,327,040
		7,085,725
Consumer Staples - 13.1%
57,700	HJ Heinz Co.	2,493,794
25,500	Kimberly-Clark Corp.	1,546,065
44,575	PepsiCo Inc.	2,716,846
25,950	Philip Morris International Inc.	1,189,548
43,900	Procter & Gamble Co.	2,633,122
74,100	Walgreen Co.	1,978,470
		12,557,845

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

Energy - 10.3%
27,500	Apache Corp.	2,315,225
46,075	Chevron Corp.	3,126,650
49,900	Exxon Mobil Corp.	2,847,793
39,425	Peabody Energy Corp.	1,542,700
		9,832,368
Financials - 16.2%
36,200	AFLAC Inc.	1,544,654
137,250	Bank of America Corp.	1,972,283
45,700	BB&T Corp.	1,202,367
21,125	Chubb Corp.	1,056,460
13,950	Goldman Sachs Group Inc.	1,831,217
66,800	JPMorgan Chase & Co.	2,445,548
44,100	MetLife Inc.	1,665,216
33,825	Prudential Financial Inc.	1,815,050
57,900	State Street Corp.	1,958,178
		15,490,973
Health Care - 12.7%
68,050	Abbott Laboratories	3,183,379
32,800	Amgen Inc. (i)	1,725,280
75,600	Medtronic Inc.	2,742,012
55,850	Novartis AG - ADR	2,698,672
37,200	Thermo Fisher Scientific Inc. (i)	1,824,660
		12,174,003

Industrials - 11.9%
47,700	3M Co.	3,767,823
77,300	Emerson Electric Co.	3,377,237
197,500	General Electric Co.	2,847,950
40,000	Jacobs Engineering Group Inc. (i)	1,457,600
		11,450,610
Information Technology - 19.2%
28,200	Adobe Systems Inc. (i)	745,326
132,400	Applied Materials Inc.	1,591,448
76,500	Avnet Inc. (i)	1,844,415
94,850	Cisco Systems Inc. (i)	2,021,254
42,850	Hewlett-Packard Co.	1,854,548
17,825	International Business Machines Corp.	2,201,031
109,600	Microsoft Corp.	2,521,896
77,950	Oracle Corp.	1,672,807
88,550	Texas Instruments Inc.	2,061,444
128,600	Western Union Co.	1,917,426
		18,431,595

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

Materials - 3.7%
35,500	Air Products & Chemicals Inc.	2,300,755
15,000	Potash Corp. of Saskatchewan Inc.	1,293,600
		3,594,355
Utilities - 2.2%
63,200	Southern Co.	2,103,296

Total Common Stocks (cost $86,621,800)		92,720,770

INVESTMENT COMPANY - 3.4%
Mutual Funds - 3.4%
3,254,527	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.04% (c)	3,254,527

Total Investment Company (cost $3,254,527)		3,254,527

Total Investments - 100.1% (cost $89,876,327)		95,975,297
Liabilities in excess of other assets - (0.1%)		(116,641)
NET ASSETS - 100%		$ 95,858,656

LARGE CAP GROWTH FUND
COMMON STOCKS - 96.6%
Consumer Discretionary - 14.6%
61,000	Family Dollar Stores Inc.	$ 2,299,090
105,900	Staples Inc.	2,017,395
163,000	Starbucks Corp.	3,960,900
50,300	Target Corp.	2,473,251
		10,750,636
Consumer Staples - 13.9%
24,000	Colgate-Palmolive Co.	1,890,240
59,700	General Mills Inc.	2,120,544
39,600	PepsiCo Inc.	2,413,620
87,700	Safeway Inc.	1,724,182
57,900	Whole Foods Market Inc. (i)	2,085,558
		10,234,144
Energy - 8.1%
42,500	Kinder Morgan Management LLC (i)	2,405,075
40,500	Schlumberger Ltd.	2,241,270
43,700	Suncor Energy Inc.	1,286,528
		5,932,873

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

Financials - 2.5%
129,500	Charles Schwab Corp.	1,836,310

Health Care - 9.2%
39,000	Johnson & Johnson	2,303,340
25,100	Medtronic Inc.	910,377
57,100	Roche Holding AG - ADR	1,958,530
57,200	UnitedHealth Group Inc.	1,624,480
		6,796,727
Industrials - 10.2%
32,800	3M Co.	2,590,872
21,500	FedEx Corp.	1,507,365
49,600	Illinois Tool Works Inc.	2,047,488
45,500	Koninklijke Philips Electronics NV - NYS	1,357,720
		7,503,445
Information Technology - 31.3%
60,200	Adobe Systems Inc. (i)	1,591,086
151,000	Cisco Systems Inc. (i)	3,217,810
118,000	Dell Inc. (i)	1,423,080
47,200	Fiserv Inc. (i)	2,155,152
48,000	Hewlett-Packard Co.	2,077,440
94,200	Intel Corp.	1,832,190
65,000	Linear Technology Corp.	1,807,650
117,000	Microsoft Corp.	2,692,170
71,700	Paychex Inc.	1,862,049
109,300	Symantec Corp. (i)	1,517,084
45,800	VMware Inc. - Class A (i)	2,866,622
		23,042,333
Materials - 6.8%
56,900	Ecolab Inc.	2,555,379
32,000	Praxair Inc.	2,431,680
		4,987,059

Total Common Stocks (cost $66,133,817)		71,083,527

INVESTMENT COMPANY - 3.1%
Mutual Funds - 3.1%
2,305,556	Goldman Sachs Financial Square Funds, Prime Obligations Fund, 0.14% (c)	2,305,556

Total Investment Company (cost $2,305,556)		2,305,556

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

Total Investments - 99.7% (cost $68,439,373)		73,389,083
Other assets in excess of liabilities - 0.3%		246,527
NET ASSETS - 100%		$ 73,635,610

GROWTH OPPORTUNITIES FUND
COMMON STOCKS - 99.1%
Consumer Discretionary - 19.3%
52,500	Aeropostale Inc. (i)	$ 1,503,600
35,000	BorgWarner Inc. (i)	1,306,900
100,000	Chico's FAS Inc.	988,000
10,000	Chipotle Mexican Grill Inc. - Class A (i)	1,368,100
30,000	Coach Inc.	1,096,500
20,000	DeVry Inc.	1,049,800
40,000	GameStop Corp. - Class A (i)	751,600
22,000	Guess? Inc.	687,280
10,000	NetFlix Inc. (i)	1,086,500
40,000	Nordstrom Inc.	1,287,600
34,400	Tempur-Pedic International Inc. (i)	1,057,800
		12,183,680
Consumer Staples - 9.0%
45,000	Avon Products Inc.	1,192,500
15,000	Church & Dwight Co. Inc.	940,650
46,000	Flowers Foods Inc.	1,123,780
29,000	Herbalife Ltd.	1,335,450
20,000	Ralcorp Holdings Inc. (i)	1,096,000
		5,688,380
Energy - 6.8%
18,700	Noble Energy Inc.	1,128,171
30,000	Peabody Energy Corp.	1,173,900
50,000	Southern Union Co.	1,093,000
50,000	Williams Cos. Inc.	914,000
		4,309,071
Financials - 8.1%
20,000	ACE Ltd.	1,029,600
15,000	Affiliated Managers Group Inc. (i)	911,550
23,000	Credit Acceptance Corp. (i)	1,121,710
30,000	HCC Insurance Holdings Inc.	742,800
30,000	Stifel Financial Corp. (i)	1,301,700
		5,107,360
Health Care - 15.7%
25,000	Biogen Idec Inc. (i)	1,186,250
30,000	Catalyst Health Solutions Inc. (i)	1,035,000
20,000	Cerner Corp. (i)	1,517,800

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

20,000	Hospira Inc. (i)	1,149,000
60,000	PSS World Medical Inc. (i)	1,269,000
24,000	Thermo Fisher Scientific Inc. (i)	1,177,200
35,000	Valeant Pharmaceutical International (i)	1,830,150
22,000	West Pharmaceutical Services Inc.	802,780
		9,967,180
Industrials - 10.5%
25,000	AGCO Corp. (i)	674,250
12,000	Alliant Techsystems Inc. (i)	744,720
20,000	Joy Global Inc.	1,001,800
12,000	L-3 Communications Holdings Inc.	850,080
27,000	Pall Corp.	927,990
60,000	Quanta Services Inc. (i)	1,239,000
22,000	Roper Industries Inc.	1,231,120
		6,668,960
Information Technology - 20.6%
40,000	Adobe Systems Inc. (i)	1,057,200
46,000	Akamai Technologies Inc. (i)	1,866,220
30,000	Citrix Systems Inc. (i)	1,266,900
32,000	Cognizant Technology Solutions Corp. (i)	1,601,920
40,000	Comtech Telecommunications Corp. (i)	1,197,200
70,000	Diodes Inc. (i)	1,110,900
10,000	Equinix Inc. (i)	812,200
15,000	Factset Research Systems Inc.	1,004,850
75,000	SRA International Inc. - Class A (i)	1,475,250
50,000	Tessera Technologies Inc. (i)	802,500
90,000	Zoran Corp. (i)	858,600
		13,053,740
Materials - 5.9%
23,000	Agrium Inc.	1,125,620
60,000	Calgon Carbon Corp. (i)	794,400
12,000	Cliffs Natural Resources Inc.	565,920
25,000	Sigma-Aldrich Corp.	1,245,750
		3,731,690
Telecommunication Services - 1.6%
67,500	Partner Communications Co. Ltd. - ADR	1,030,050

Utilities - 1.6%
55,000	MDU Resources Group Inc.	991,650

Total Common Stocks (cost $50,744,201)		62,731,761

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

INVESTMENT COMPANY - 2.7%
Mutual Funds - 2.7%
1,730,576	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.04% (c)	1,730,576

Total Investment Company (cost $1,730,576)		1,730,576

Total Investments - 101.8% (cost $52,474,777)		64,462,337
Liabilities in excess of other assets - (1.8%)		(1,153,865)
NET ASSETS - 100%		$ 63,308,472

SMALL COMPANY FUND
COMMON STOCKS - 96.6%
Consumer Discretionary - 13.7%
62,400	AnnTaylor Stores Corp. (i)	$ 1,015,248
133,675	Callaway Golf Co.	807,397
12,200	Columbia Sportswear Co.	569,374
64,800	Foot Locker Inc.	817,776
32,800	Jack in the Box Inc. (i)	637,960
21,300	Mohawk Industries Inc. (i)	974,688
40,350	Rosetta Stone Inc. (i)	926,436
28,650	Steiner Leisure Ltd. (i)	1,101,306
17,500	Tractor Supply Co.	1,066,975
		7,917,160
Consumer Staples - 3.8%
16,900	Casey's General Stores Inc.	589,810
14,000	Church & Dwight Co. Inc.	877,940
24,800	Corn Products International Inc.	751,440
		2,219,190
Energy - 5.9%
28,400	Dresser-Rand Group Inc. (i)	896,020
41,300	SM Energy Co.	1,658,608
22,000	Tidewater Inc.	851,840
		3,406,468
Financials - 19.3%
16,900	Affiliated Managers Group Inc. (i)	1,027,013
27,800	Arthur J Gallagher & Co.	677,764
48,400	Assured Guaranty Ltd.	642,268
34,750	BancorpSouth Inc.	621,330
20,200	Cullen/Frost Bankers Inc.	1,038,280
13,600	Home Properties Inc.	612,952
13,800	Jones Lang LaSalle Inc.	905,832
21,600	Mack-Cali Realty Corp.	642,168
39,700	MB Financial Inc.	730,083

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

109,300	MFA Financial Inc.	808,820
12,400	RLI Corp.	651,124
43,600	Selective Insurance Group	647,896
54,700	Texas Capital Bancshares Inc. (i)	897,080
28,600	United Bankshares Inc.	684,684
53,100	Wilmington Trust Corp.	588,879
		11,176,173
Health Care - 11.4%
16,100	Edwards Lifesciences Corp. (i)	901,922
8,600	Mettler Toledo International Inc. (i)	960,018
34,900	Odyssey HealthCare Inc. (i)	932,528
51,400	PSS World Medical Inc. (i)	1,087,110
61,700	VCA Antech Inc. (i)	1,527,692
32,700	West Pharmaceutical Services Inc.	1,193,223
		6,602,493
Industrials - 15.0%
56,500	Barnes Group Inc.	926,035
26,400	Carlisle Cos. Inc.	953,832
35,200	CLARCOR Inc.	1,250,304
22,900	Hubbell Inc. - Class B	908,901
38,800	IDEX Corp.	1,108,516
78,100	Insteel Industries Inc.	907,522
54,900	John Bean Technologies Corp.	837,225
28,900	Tennant Co.	977,398
36,500	Werner Enterprises Inc.	798,985
		8,668,718
Information Technology - 17.0%
21,700	Anixter International Inc. (i)	924,420
20,800	CACI International Inc. - Class A (i)	883,584
31,300	Comtech Telecommunications Corp. (i)	936,809
89,500	Daktronics Inc.	671,250
100,900	Entegris Inc. (i)	400,573
32,300	Littelfuse Inc. (i)	1,021,003
54,500	Microsemi Corp. (i)	797,335
22,700	MTS Systems Corp.	658,300
30,400	National Instruments Corp.	966,112
60,900	Parametric Technology Corp. (i)	954,303
40,000	Park Electrochemical Corp.	976,400
18,200	Syntel Inc.	617,890
		9,807,979
Materials - 6.6%
15,200	Albemarle Corp.	603,592
32,700	Arch Chemicals Inc.	1,005,198
33,700	Intrepid Potash Inc. (i)	659,509

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

22,400	Sensient Technologies Corp.	580,832
73,000	Worthington Industries Inc.	938,780
		3,787,911
Utilities - 3.9%
29,700	IDACORP Inc.	988,119
57,700	Westar Energy Inc.	1,246,897
		2,235,016

Total Common Stocks (cost $47,260,253)		55,821,108

INVESTMENT COMPANY - 3.5%
Mutual Funds - 3.5%
2,033,133	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.04% (c)	2,033,133

Total Investment Company (cost $2,033,133)		2,033,133

Total Investments - 100.1% (cost $49,293,386)		57,854,241
Liabilities in excess of other assets - (0.1%)		(80,771)
NET ASSETS - 100%		$ 57,773,470

INTERNATIONAL EQUITY FUND
COMMON STOCKS - 0.1%
United States - 0.1%
1,987	Southern Copper Corp.	$ 52,735

Total Common Stocks (cost $58,919)		52,735

FOREIGN STOCKS - 92.0%
Australia - 8.9%
36,568	AGL Energy Ltd.	449,626
38,782	Amcor Ltd.	206,632
16,373	ASX Ltd.	399,290
11,094	Australia & New Zealand Banking Group Ltd.	199,205
44,625	BHP Billiton Ltd.	1,387,857
8,282	Commonwealth Bank of Australia	334,722
68,383	Foster's Group Ltd.	323,803
116,459	Harvey Norman Holdings Ltd.	321,592
12,258	Leighton Holdings Ltd.	294,731
82,342	National Australia Bank Ltd.	1,591,553
12,430	Orica Ltd.	261,394
32,516	QBE Insurance Group Ltd.	493,255
64,114	Toll Holdings Ltd.	291,891
23,683	Westpac Banking Corp.	417,325

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

29,543	Woolworths Ltd.	668,509
23,059	WorleyParsons Ltd.	424,131
		8,065,516
Austria - 0.2%
7,806	Voestalpine AG (i)	212,569

Belgium - 1.5%
43,570	Belgacom SA	1,369,752

Brazil - 0.6%
6,700	Banco do Brasil SA	92,786
8,100	BM&F Bovespa SA	52,519
2,600	Brookfield Incorporacoes SA	11,239
5,900	Cia Siderurgica Nacional SA	86,645
1,900	CPFL Energia SA	41,696
3,400	Cyrela Brazil Realty SA	37,005
1,300	Lojas Renner SA	35,596
3,200	MRV Engenharia e Participacoes SA	22,610
570	Multiplan Empreendimentos Imobiliarios SA	10,155
2,301	PDG Realty SA Empreendimentos e Participacoes	19,280
3,400	Redecard SA	48,065
2,754	Rossi Residencial SA	19,886
300	Souza Cruz SA	11,305
1,700	Tele Norte Leste Participacoes SA	35,375
2,000	Vale SA	48,434
		572,596
China - 1.5%
229,000	Bank of China Ltd.	115,539
59,000	Bank of Communications Co. Ltd.	62,099
31,000	China Communications Constructions Co. Ltd.	28,286
166,000	China Construction Bank Corp.	133,641
8,000	China Everbright Ltd.	18,205
4,000	China High Speed Transmission Equipment Group Co. Ltd.	8,402
24,000	China Life Insurance Co. Ltd.	104,964
8,000	China Merchants Holdings International Co. Ltd.	26,412
36,000	China Oilfield Services Ltd.	41,896

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

82,000	China Petroleum & Chemical Corp.	66,148
10,800	China Zhongwang Holdings Ltd.	6,842
9,000	Citic Pacific Ltd.	16,673
70,000	CNOOC Ltd.	118,985
22,000	COSCO Pacific Ltd.	25,966
12,500	Fosun International Ltd.	8,729
18,000	Greentown China Holdings Ltd.	19,083
21,600	Guangzhou R&F Properties Co. Ltd.	27,313
64,000	Huaneng Power International Inc.	37,858
187,000	Industrial & Commercial Bank of China	135,931
10,000	Jiangsu Expressway Co. Ltd.	9,045
12,500	Parkson Retail Group Ltd.	21,071
112,000	PetroChina Co. Ltd.	123,887
7,000	Ping An Insurance Group Co. of China Ltd. (g)	57,851
4,000	Shandong Weigao Group Medical Polymer Co. Ltd.	17,426
20,000	Shanghai Electric Group Co. Ltd. (i)	8,871
18,500	Shimao Property Holdings Ltd.	28,702
61,000	Shui On Land Ltd.	26,258
1,100	Yantai Changyu Pioneer Wine Co. Ltd.	10,327
		1,306,410
Czech Republic - 0.0%
432	CEZ AS	17,609
154	Komercni Banka AS	24,694
		42,303
Finland - 1.4%
13,465	Fortum Oyj	295,531
42,489	Orion Oyj - Class B	794,565
8,167	Sanoma Oyj	140,993
		1,231,089
France - 8.3%
15,063	BNP Paribas	810,304
15,820	Bouygues SA	610,602
6,327	Carrefour SA	250,946
2,815	Casino Guichard Perrachon SA	213,590
4,608	Fonciere Des Regions (j)	379,814
56,394	France Telecom SA	978,032
3,250	Gecina SA	293,562
2,538	LVMH Moet Hennessy Louis Vuitton SA	276,210
4,168	Neopost SA	301,782
40,021	PagesJaunes Groupe SA	412,453
9,751	Sanofi-Aventis SA	587,206
25,855	Total SA	1,153,998
759	Vallourec SA	130,845
4,431	Vinci SA	183,960
44,065	Vivendi SA	895,385
		7,478,689

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

Germany - 6.5%
50,563	BASF SE	2,767,960
7,106	Deutsche Boerse AG	431,490
7,159	Hochtief AG	428,771
33,371	RWE AG	2,187,057
		5,815,278
Greece - 0.2%
13,695	OPAP SA	170,374

Hong Kong - 1.9%
536,500	Hopewell Holdings Ltd.	1,515,315
124,000	NWS Holdings Ltd.	224,136
		1,739,451
Hungary - 0.1%
18,417	Magyar Telekom Telecommunications Plc	50,371

Indonesia - 0.2%
36,500	Aneka Tambang Tbk PT	7,705
48,500	Bank Central Asia Tbk PT	31,574
9,000	Indo Tambangraya Megah Tbk PT	36,615
17,500	International Nickel Indonesia Tbk PT	7,148
8,000	PT Astra International Tbk	42,291
29,500	PT Bank Rakyat Indonesia	29,967
21,000	Semen Gresik Persero Tbk PT	20,145
4,500	United Tractors Tbk PT	9,228
		184,673
Italy - 2.3%
27,648	Beni Stabili SpA (i)	20,959
89,976	Enel SpA	380,927
88,978	ENI SpA	1,633,090
		2,034,976
Japan - 20.2%
45,600	AEON Credit Service Co. Ltd.	406,188
55,000	Air Water Inc.	600,606
3,900	Canon Inc.	145,376
31,000	Chiba Bank Ltd.	187,182
12,700	Chubu Electric Power Co. Inc.	315,222
21,200	Eisai Co. Ltd.	703,554
29,200	Honda Motor Co. Ltd.	857,833
317	Japan Prime Realty Investment Corp.	667,868
105,000	Joyo Bank Ltd.	416,382
479,000	Kajima Corp.	1,086,125
20,500	Kansai Electric Power Co. Inc.	500,043
10,200	Kyushu Electric Power Co. Inc.	228,801
10,800	Lawson Inc.	472,449

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

31,500	Matsui Securities Co. Ltd.	192,365
47,800	Mitsubishi UFJ Financial Group Inc.	217,083
27,100	Mitsui & Co. Ltd.	316,196
18,200	Mitsui Sumitomo Insurance Group Holdings Inc.	389,607
269,100	Mizuho Financial Group Inc.	441,617
2,000	Nintendo Co. Ltd.	587,318
251,000	Nippon Express Co. Ltd.	1,131,216
5,500	Nippon Telegraph & Telephone Corp.	224,085
19,000	Nissan Chemical Industries Ltd.	212,361
17,500	Nisshin Seifun Group Inc.	197,631
420	NTT DoCoMo Inc.	636,110
109,000	Ricoh Co. Ltd.	1,390,152
24,300	Sankyo Co. Ltd.	1,098,583
9,500	Secom Co. Ltd.	421,929
11,000	Shin-Etsu Chemical Co. Ltd.	511,534
16,200	Shiseido Co. Ltd.	357,130
9,500	Stanley Electric Co. Ltd.	157,350
58,300	Sumitomo Corp.	582,341
8,700	Sumitomo Mitsui Financial Group Inc.	246,272
102,500	Sumitomo Rubber Industries Inc.	904,199
368,000	Taisei Corp.	736,135
8,800	Takeda Pharmaceutical Co. Ltd.	378,048
4,160	USS Co. Ltd.	297,217
		18,214,108
Malaysia - 0.2%
1,300	DiGi.Com Bhd	9,222
22,000	IOI Corp. Bhd	33,933
4,300	Lafarge Malayan Cement Bhd	8,999
23,900	Malayan Banking Bhd	55,605
5,200	Public Bank Bhd	19,167
3,500	Tanjong Plc	18,815
42,300	Telekom Malaysia Bhd	43,656
		189,397
Mexico - 0.3%
7,500	Alfa SAB de CV	56,258
5,800	Grupo Aeroportuario del PacifiCo SAB de CV	16,924
12,700	Grupo Modelo SAB de CV	62,861
1,890	Industrias Penoles SAB de CV	36,946
7,000	Kimberly-Clark de Mexico SAB de CV	40,662
92,200	Telefonos de Mexico SAB de CV	65,530
		279,181
Netherlands - 3.3%
10,736	Koninklijke DSM NV	426,726
16,700	Koninklijke Philips Electronics NV	498,637

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

57,542	Royal Dutch Shell Plc - Class B	1,390,642
23,440	Unilever NV	640,051
		2,956,056
New Zealand - 0.3%
148,264	SKYCITY Entertainment Group Ltd.	288,744

Norway - 1.0%
17,400	DnB NOR ASA	167,430
25,421	StatoilHydro ASA	489,946
9,900	Yara International ASA	278,406
		935,782
Philippines - 0.1%
950	Globe Telecom Inc.	18,118
5,110	Manila Electric Co.	20,134
17,200	Metropolitan Bank & Trust Co.	22,778
350	Philippine Long Distance Telephone Co.	17,903
		78,933
Poland - 0.1%
382	Bank Pekao SA	17,437
136	Bank Zachodni WBK SA	7,705
262	KGHM Polska Miedz SA	6,774
1,556	Powszechna Kasa Oszczednosci Bank Polski SA	16,612
1,766	Telekomunikacja Polska SA	7,415
		55,943
Portugal - 0.2%
20,434	Portugal Telecom SGPS SA	204,212

Russia - 0.4%
2,250	Gazprom OAO - ADR	42,953
1,850	Lukloil OAO - ADR	95,275
2,150	Mechel OAO - ADR	39,001
4,119	Mobile TeleSystems OJSC - ADR (i)	78,920
750	Polyus Gold Co. - ADR	20,663
7,550	Surgutneftegaz - ADR	66,063
1,250	Tatneft - ADR	35,250
		378,125
South Africa - 0.5%
6,518	African Bank Investments Ltd.	25,614
1,036	Foschini Ltd.	8,733
1,795	Impala Platinum Holdings Ltd.	41,831
1,380	Imperial Holdings Ltd.	15,367
1,101	Kumba Iron Ore Ltd.	45,570
1,237	Exarro Resources Ltd.	17,733
1,253	Massmart Holdings Ltd.	19,229

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

1,772	Murray & Roberts Holdings Ltd.	8,930
722	Naspers Ltd. - Class N	24,345
8,464	Pretoria Portland Cement Co. Ltd.	35,019
2,427	Sasol Ltd.	86,333
5,795	Standard Bank Group Ltd.	76,948
1,878	Telkom SA Ltd.	9,223
1,355	Truworths International Ltd.	9,444
		424,319
South Korea - 0.5%
1,580	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	23,968
900	Dongbu Insurance Co. Ltd.	25,831
1,420	Dongkuk Steel Mill Co. Ltd.	25,311
295	Doosan Corp.	26,573
1,970	Hanwha Chem Corp.	28,286
370	Hyundai Development Co.	8,245
218	Hyundai Mipo Dockyard Co. Ltd.	22,843
1,770	Hyundai Securities Co. Ltd.	16,760
1,910	Kangwon Land Inc.	28,810
33	KCC Corp.	7,948
3,900	Korea Exchange Bank	39,752
385	KT&G Corp.	18,929
421	Samsung Card Co. Ltd.	17,005
212	Samsung Engineering Co. Ltd.	19,635
163	Samsung Fire & Marine Insurance Co. Ltd.	25,878
1,330	Samsung Heavy Industries Co. Ltd.	24,908
257	SK Holdings Co. Ltd.	18,257
304	SK Telecom Co. Ltd.	39,846
650	Woori Investment & Securities Co. Ltd.	8,335
		427,120
Spain - 3.7%
88,304	Banco de Sabadell SA	399,821
176,919	Banco Santander SA	1,854,983
24,515	Ferrovial SA	158,541
19,793	Fomento de Construcciones y Contratas SA	423,663
25,160	Repsol YPF SA	507,670
		3,344,678
Sweden - 4.2%
35,600	Atlas Copco AB - Class A	520,686
15,400	Hennes & Mauritz AB - Class B	423,383
16,957	Holmen AB - Class B	402,703
112,767	Nordea Bank AB	930,235
73,927	Skanska AB - Class B	1,069,937
16,667	Svenska Handelsbanken - Class A	407,889
		3,754,833

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

Switzerland - 4.9%
26,801	Credit Suisse Group AG	1,007,971
26,094	Julius Baer Holding AG (i)	282,077
17,975	Nestle SA	867,015
26,685	Novartis AG	1,293,659
2,288	Syngenta AG	528,736
2,176	Zurich Financial Services AG	479,776
		4,459,234
Taiwan - 0.8%
4,000	Advantech Co. Ltd.	8,172
9,000	Asia Cement Corp.	7,909
2,400	Asustek Computer Inc.	17,689
3,000	Chicony Electronics Co. Ltd.	6,653
1,000	Chinese Gamer International Corp.	8,126
4,000	Chungwa Telecom Co. Ltd.	7,925
10,000	Compal Communications Inc.	8,241
7,000	Compal Electronics Inc.	8,342
12,000	Coretronic Corp.	17,619
6,000	Delta Electronics Inc.	19,164
6,000	Everlight Electronics Co. Ltd.	15,316
10,000	Far Eastern Department Stores Co. Ltd.	8,134
4,000	Farglory Land Development Co. Ltd.	7,915
16,000	First Financial Holding Co. Ltd. (i)	8,819
11,000	Formosa Chemicals & Fibre Corp.	25,181
4,000	Formosa Plastics Corp. (i)	8,413
4,000	HTC Corp.	53,151
7,000	Kinsus Interconnect Technology Corp.	13,457
7,000	Lite-On Technology Corp.	7,675
4,000	MediaTek Inc.	55,863
10,000	Nan Ya Plastics Corp.	15,963
4,000	Nan Ya Printed Circuit Board Corp.	16,214
9,000	Novatek Microelectronics Corp.	24,167
6,459	Pegatron Corp. (i)	6,044
3,000	Pixart Imaging Inc.	16,706
8,000	Powertech Technology Inc.	22,225
10,000	Quanta Computer Inc.	18,086
4,000	Realtek Semiconductor Corp.	8,779
1,000	Richtek Technology Corp.	8,379
31,000	Siliconware Precision Industries Co. Ltd.	33,424
22,000	Taiwan Cement Corp.	18,560
58,000	Taiwan Semiconductor Manufacturing Co. Ltd.	108,467
6,000	Transcend Information Inc.	15,835
5,000	Tripod Technology Corp.	18,499
13,000	Unimicron Technology Corp.	18,934

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

77,000	United Microelectronics Corp.	33,909
19,000	Vanguard International Semiconductor Corp.	7,655
10,000	Wistron Corp.	14,662
9,000	WPG Holdings Co. Ltd.	16,600
1,000	Young Fast Optoelectronics Co. Ltd.	7,557
34,000	Yuanta Financial Holding Co. Ltd.	18,160
		762,589
Thailand - 0.2%
15,300	Advanced Info Service Public Co. Ltd.	40,816
2,200	Bangkok Bank Public Co. Ltd.	8,608
15,700	Charoen Pokphand Foods Public Co. Ltd.	9,779
9,400	Kasikornbank Public Co. Ltd.	27,346
22,900	Krung Thai Bank Public Co. Ltd.	8,914
110,800	Land and Houses Public Co. Ltd.	18,980
40,700	PTT Aromatics & Refining Public Co. Ltd.	31,393
4,600	PTT Public Company Ltd.	34,605
7,100	Siam Commercial Bank Public Co. Ltd.	17,670
12,600	Thai Oil Public Co. Ltd.	17,019
		215,130
Turkey - 0.2%
5,862	Akbank T.A.S.	28,090
1,846	Tupras Turkiye Petrol Rafine	33,499
3,254	Turk Hava Yollari AO (i)	8,013
3,865	Turkiye Halk Bankasi AS	28,545
14,144	Turkiye Is Bankasi SA	43,791
		141,938
United Kingdom - 17.3%
10,012	AstraZeneca Plc	471,960
55,171	Aviva Plc	256,355
8,709	BHP Billiton Plc	225,781
82,346	Bradford & Bingley Plc (i) (f) (g)	-
59,620	British American Tobacco Plc	1,891,832
19,035	Diageo Plc	298,960
165,626	Firstgroup Plc	898,925
134,510	GlaxoSmithKline Plc	2,283,787
124,517	Home Retail Group Plc	395,350
215,473	HSBC Holdings Plc	1,968,231

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

132,180	ICAP Plc	792,143
36,946	J Sainsbury Plc	176,255
244,153	Legal & General Group Plc	284,532
65,531	Marks & Spencer Group Plc	322,789
29,073	Prudential plc	219,257
10,488	Reckitt Benckiser Group Plc	487,776
701,682	RSA Insurance Group Plc	1,244,617
50,010	Segro Plc	188,534
25,585	Severn Trent Plc	469,508
11,153	Standard Chartered Plc	271,544
173,575	Standard Life Plc	448,493
17,512	Unilever Plc	468,069
739,772	Vodafone Group Plc	1,524,089
		15,588,787

Total Foreign Stocks (cost $92,625,324)		82,973,156

PREFERRED STOCKS - 1.3%
Brazil - 0.6%
900	AES Tiete SA	10,294
1,400	Cia Brasileira de Distribuicao Grupo Pao de Acucar	48,917
600	Cia de Bebidas das Americas	59,717
1,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	20,094
3,200	Gol Linhas Aereas Inteligentes SA	38,056
13,700	Klabin SA	38,340
3,300	Tele Norte Leste Participacoes SA	49,413
1,900	Telemar Norte Leste SA	51,583
400	Ultrapar Participacoes SA	19,086
9,700	Vale SA	205,342
		540,842
Germany - 0.5%
5,126	Volkswagen AG, 3.15%	450,936

Mexico - 0.1%
20,000	Grupo Televisa SA	69,914

South Korea - 0.1%
660	Hyundai Motor Co. Ltd.	27,840
900	Hyundai Motor Co. Ltd. (Non-cumulative)	36,792
490	LG Electronics Inc.	15,355
		79,987

Total Preferred Stocks (cost $1,077,748)		1,141,679

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or	Security
Principal Amount	Description	Value

EXCHANGE TRADED FUNDS - 3.2%
8,493	iPath MSCI India Index Exchange-Traded Note (i)	543,552
1,877	iShares MSCI Chile Investable Market Index Fund	106,407
44,531	iShares MSCI EAFE Index Fund	2,071,137
4,125	iShares MSCI Israel Capped Investable Market Index Fund	187,976

Total Exchange Traded Funds (cost $3,138,678)		2,909,072

RIGHTS - 0.0%
Hong Kong - 0.0%
8,850	Bank of Communications Co. Ltd. (i) (f) (g)	3,592

Total Rights (cost $0)		3,592

INVESTMENT COMPANY - 1.7%
United States - 1.7%
1,506,469	Highmark 100% U.S. Treasury Money Market Fund, 0.04% (c)	1,506,469

Total Investment Company (cost $1,506,469)		1,506,469

Total Investments - 98.3% (cost $98,407,138)		88,586,703
Other assets in excess of liabilities - 1.7%		1,531,409
NET ASSETS - 100%		$ 90,118,112

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

(a)	Variable rate security. The rate reflected is the rate in effect at June 30, 2010.
(b)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2010.
(d)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the
Fund’s investment adviser based on procedures approved by the First Focus Funds, Inc. (the "Company")
Board of Directors (the “Board”).
(f)
The security is considered illiquid according to the policies and procedures approved by the Board. The total value of illiquid securities in the Balanced Income Fund and International Equity Fund was 0.01% and 0.00% of net assets, respectively.

(g)
Security fair valued in good faith in accordance with the procedures established by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation under Significant Accounting Policies in the Notes to the Schedules of Portfolio Investments.

(h)	This security is a direct debt of the agency and not collateralized by mortgages.
(i)	Non-income producing security.
(j)	On June 10, 2010, Fonciere Des Regions declared a rights distribution which entitled the fund to receive a cash distribution. The distribution was received on July 11, 2010.

ADR	American Depositary Receipt
AMBAC	AMBAC Indemnity Corp.
COP	Certificate of Participation
FSA	Financial Security Assurance Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance
NYS	New York Shares
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

First Focus FundsSM

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

1.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed the Company in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Company currently offers shares of eight distinct portfolios (collectively, the “Funds” and individually, a “Fund”).

Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time.  Each Fund’s NAV is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares.  In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter securities, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE.  Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings or developments relating to specific securities in arriving at the valuation.  Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Each Fund’s respective investment adviser assists the Board which is responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis unless such value does not approximate market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee pursuant to procedures established by the Board. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold and information as to any transactions or offers with respect to the security. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the International Equity Fund may use an independent statistical fair value pricing service to fair value certain international equity securities.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1
– includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds whose NAVs are available on the valuation date.

Level 2
– includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, mutual funds whose NAVs are not available until the subsequent day, international equity securities priced by an independent statistical fair value pricing service, or ADRs for which quoted prices in active markets are not available.

Level 3	– includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Company’s own assumptions in determining the fair value of the

First Focus FundsSM

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS (continued)
JUNE 30, 2010 (UNAUDITED)

investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality; issuer news; trading characteristics; or industry specific inputs such as trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscals years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2010, by category:

		LEVEL 2 -	LEVEL 3 -
		Significant	Significant
	LEVEL 1 -	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Short-Intermediate Bond Fund
Preferred Stocks	$-	$403,218	$-	$403,218
Non-U.S. Government Agency
Asset-Backed Securities	-	11,762,415	349,778	12,112,193
Corporate Bonds	-	28,675,399	-	28,675,399
Government and Agency
Obligations	-	23,041,175	-	23,041,175
Investment Companies	2,648,188	839,090	-	3,487,278
Total	$2,648,188	$64,721,297	$349,778	$67,719,263

Income Fund
Preferred Stocks	$-	$425,213	$-	$425,213
Non-U.S. Government Agency
Asset-Backed Securities	-	14,154,544	428,752	14,583,296
Corporate Bonds	-	16,746,187	-	16,746,187
Government and Agency
Obligations	-	26,693,573	-	26,693,573
Investment Companies	731,621	839,090	-	1,570,711
Total	$731,621	$58,858,607	$428,752	$60,018,980

First Focus FundsSM

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS (continued)
JUNE 30, 2010 (UNAUDITED)

		LEVEL 2 -	LEVEL 3 -
		Significant	Significant
	LEVEL 1 -	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Balanced Fund
Common Stocks	$17,031,428	$-	$-	$17,031,428
Corporate Bonds	-	5,407,760	-	5,407,760
Government and Agency
Obligations	-	4,917,528	-	4,917,528
Investment Companies	1,241,364	-	-	1,241,364
Total	$18,272,792	$10,325,288	$-	$28,598,080

Core Equity Fund
Common Stocks	$92,720,770	$-	$-	$92,720,770
Investment Companies	3,254,527	-	-	3,254,527
Total	$95,975,297	$-	$-	$95,975,297

Large Cap Growth Fund
Common Stocks	$71,083,527	$-	$-	$71,083,527
Investment Companies	2,305,556	-	-	2,305,556
Total	$73,389,083	$-	$-	$73,389,083

Growth Opportunities Fund
Common Stocks	$62,731,761	$-	$-	$62,731,761
Investment Companies	1,730,576	-	-	1,730,576
Total	$64,462,337	$-	$-	$64,462,337

Small Company Fund
Common Stocks	$55,821,108	$-	$-	$55,821,108
Investment Companies	2,033,133	-	-	2,033,133
Total	$57,854,241	$-	$-	$57,854,241

International Equity Fund
Common Stocks	$52,735	$-	$-	$52,735
Foreign Stocks	2,123,652	80,849,504	-	82,973,156
Preferred Stocks	610,756	530,923	-	1,141,679
Exchange Traded Funds	2,071,137	837,935	-	2,909,072
Rights	-	3,592	-	3,592
Investment Companies	1,506,469	-	-	1,506,469
Total	$6,364,749	$82,221,954	$-	$88,586,703

The only significant transfers in and out of Level 1 and Level 2 during the period ended June 30, 2010, occurred in the International Equity Fund.  As previously noted, an independent statistical fair value pricing service may be used to value international equity securities when certain conditions exist.  Securities which are valued using the independent statistical fair value pricing service are classified as Level 2.  Therefore, a significant portion of the International Equity Fund’s investments may be classified as Level 1 or Level 2 on any particular day depending on the existence of such pre-requisite conditions.  These securities were valued as Level 1 on March 31, 2010 and valued as Level 2 on June 30, 2010.

First Focus FundsSM

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS (continued)
JUNE 30, 2010 (UNAUDITED)

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value:

			Transfers	Total				Change in Unrealized
		Transfers	Out of	Realized and				Depreciation during
	Balance at	Into Level	Level 3	Change in			Balance	the Period for
	Beginning	3 During	During	Unrealized			at End of	Level 3 Investments
	of Period	the Period	the Period	Gain/(Loss)	Purchases	(Sales)	Period	Held at End of Period
Short-Intermediate Bond Fund
Non-U.S. Government Agency
Asset-Backed Securities	$ 372,898	$ -	$ -	$ (21,291)	$ -	$(1,829)	$ 349,778	$ (21,705)
Income Fund
Non-U.S. Government Agency
Asset-Backed Securities	$ 451,644	$ -	$ -	$ (21,962)	$ -	$ (930)	$ 428,752	$ (22,389)

Securities Transactions and Investment Income
During the period ended June 30, 2010, securities transactions are accounted for no later than one business day following trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on the sales of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

Risk Associated with Foreign Securities and Currencies
The International Equity Fund invests in securities of foreign issuers in various countries.  These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of adverse future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, all of which could adversely affect the value of those securities.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests.  These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Forward Foreign Currency Exchange Contracts
The International Equity Fund may enter into forward foreign currency contracts in connection with a planned purchase or sale of securities or to hedge the U.S. dollar value of securities denominated in a particular currency.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily based on the bid exchange rate of the underlying currency and any gains or losses are recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts in the Statement of Assets and Liabilities.  Upon delivery or receipt of the currency, a realized gain or loss is recorded in the Statement of Operations which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed.  The International Equity Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the

First Focus FundsSM

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS (continued)
JUNE 30, 2010 (UNAUDITED)

currency increase.  During the period ended June 30, 2010, the Fund did not hold any forward foreign currency contracts.

Foreign Currency Translation
The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

i.	Fair value of investment securities, other assets and liabilities at the current bid rate of exchange
ii.	Purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes at rates ranging up to 25%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid or not is determined pursuant to guidelines established by the Board.  Not all restricted securities are considered illiquid.  At June 30, 2010, the Balanced Fund held the following Rule 144A security that is not deemed liquid:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Commonwealth Bank of Australia, 5.00%, 04/13/20	3/31/10	$ 500,000	$ 526,705	1.8%

2. Federal Income Taxes
At June 30, 2010, the cost basis, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) of securities for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Short-Intermediate Bond Fund	$ 66,354,285	$ 2,627,655	$ (1,262,677)	$ 1,364,978
Income Fund	59,026,337	3,515,432	(2,522,789)	992,643
Balanced Fund	25,075,746	4,059,510	(537,176)	3,522,334
Core Equity Fund	90,272,319	14,962,572	(9,259,594)	5,702,978
Large Cap Growth Fund	69,175,065	9,894,484	(5,680,466)	4,214,018
Growth Opportunities Fund	52,588,415	14,833,725	(2,959,803)	11,873,922
Small Company Fund	49,658,567	11,935,325	(3,739,651)	8,195,674
International Equity Fund	99,097,052	2,700,766	(13,211,115)	(10,510,349)

First Focus FundsSM

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS (continued)
JUNE 30, 2010 (UNAUDITED)

The difference between book-basis and tax-basis amounts are attributable primarily to tax deferral of losses on wash sales, mark to market on investments in passive foreign investment companies and tax amortization/accretion methods for premium and market discount.

3. Subsequent Events
Effective August 1, 2010, the Company and the Funds changed their names.  The name changes were as follows:

First Focus Funds, Inc.	Tributary Funds, Inc.
First Focus Short-Intermediate Bond Fund	Tributary Short-Intermediate Bond Fund
First Focus Income Fund	Tributary Income Fund
First Focus Balanced Fund	Tributary Balanced Fund
First Focus Core Equity Fund	Tributary Core Equity Fund
First Focus Large Cap Growth Fund	Tributary Large Cap Growth Fund
First Focus Growth Opportunities Fund	Tributary Growth Opportunities Fund
First Focus Small Company Fund	Tributary Small Company Fund
First Focus International Equity Fund	Tributary International Equity Fund

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Stephen R. Frantz
President

Date:	August 27, 2010

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	August 27, 2010

Exhibit List

Exhibit 3(a):	Certification of the President required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Treasurer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.